Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 146,221	$ 248,830
Restricted cash	274,557	195,702
Accounts and interest receivable	742	333
Accounts receivable—affiliate	1,271	3,651
Advances to affiliate	39,836	27,323
Inventory	16,667	7,786
Other current assets	11,828	2,895
Other current assets—affiliate	2,353	0
Total current assets	493,475	486,520
Non-current restricted cash	13,650	544,465
Property, plant and equipment, net	11,931,602	8,978,356
Debt issuance costs, net	295,265	241,909
Non-current derivative assets	30,304	11,744
Other non-current assets	200,013	124,521
Other non-current assets—affiliate	32,018	0
Total assets	12,996,327	10,387,515
Current liabilities
Accounts payable	16,407	8,598
Accrued liabilities	224,292	136,578
Current debt, net	1,676,197	0
Due to affiliates	115,123	18,952
Deferred revenue	26,669	26,655
Deferred revenue—affiliate	717	708
Derivative liabilities	6,430	23,247
Other current liabilities	0	18
Total current liabilities	2,065,835	214,756
Long-term debt, net	10,178,681	8,991,333
Non-current deferred revenue	9,500	13,500
Other non-current liabilities	3,059	2,452
Other non-current liabilities—affiliate	$ 26,321	$ 34,745
Commitments and contingencies (see Note 13)
Partners’ equity
Common unitholders’ interest (57.1 million units issued and outstanding at December 31, 2015 and 2014)	$ 305,747	$ 495,597
Class B unitholders’ interest (145.3 million units issued and outstanding at December 31, 2015 and 2014)	(37,429)	(38,216)
Subordinated unitholders’ interest (135.4 million units issued and outstanding at December 31, 2015 and 2014)	428,035	648,414
General partner’s interest (2% interest with 6.9 million units issued and outstanding at December 31, 2015 and 2014)	16,578	24,934
Total partners’ equity	712,931	1,130,729
Total liabilities and partners’ equity	$ 12,996,327	$ 10,387,515